Stockholders' Equity - Schedule of Share Based Compensation Arrangements By Share Based Payment Award (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of period	24,917,003	23,362,669
Granted		5,011,318
Forfeited		(2,801,464)
Expired		(4,400)
Exercised		(651,120)
Outstanding, end of period		24,917,003	23,362,669
Vested and expected to vest		22,650,355
Options exercisable		14,685,654
Outstanding, beginning of period	$ 3.90	$ 3.51
Granted		5.64
Forfeited		4.25
Expired		1.14
Exercised		1.89
Outstanding, end of period		3.90	$ 3.51
Vested and expected to vest, Weighted average exercise price		3.73
Options exercisable, Weighted average exercise price		$ 2.83
Weighted average contractual term(Years)		6 years 10 months 24 days	7 years 4 months 24 days
Weighted average contractual term(Years)		6 years 8 months 12 days
Weighted average contractual term(Years)		5 years 6 months
Aggregate intrinsic value		$ 79,798	$ 47,760
Vested and expected to vest, Aggregate intrinsic value		76,321
Options exercisable, Aggregate intrinsic value		$ 62,869
2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of period	24,917,003
Granted	2,637,220
Forfeited	(1,697,171)
Expired	(132,001)
Exercised	(1,660,751)
Outstanding, end of period	24,064,300	24,917,003
Vested and expected to vest	22,212,804	22,650,355
Options exercisable	16,254,829	14,685,654
Outstanding, beginning of period	$ 3.90
Granted	7.80
Forfeited	4.80
Expired	2.16
Exercised	2.59
Outstanding, end of period	4.35	$ 3.90
Vested and expected to vest, Weighted average exercise price	4.09	3.73
Options exercisable, Weighted average exercise price	$ 3.43	$ 2.83
Weighted average contractual term(Years)	6 years 4 months 24 days	6 years 10 months 24 days
Weighted average contractual term(Years)	6 years 2 months 12 days	6 years 8 months 12 days
Weighted average contractual term(Years)	5 years 3 months 18 days	5 years 6 months
Aggregate intrinsic value	$ 610,782,000	$ 79,798,000
Vested and expected to vest, Aggregate intrinsic value	567,533,000	76,321,000
Options exercisable, Aggregate intrinsic value	$ 426,049,000	$ 62,869,000